Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other liabilities [member] | Designated as hedging instrument [member] | Term loan interest rate swaps [member]
Derivatives, Fair Value [Line Items]
Derivative liability	$ 7		$ 15
Other liabilities [member] | Not designated as hedging instrument [member] | Term loan interest rate swaps [member]
Derivatives, Fair Value [Line Items]
Derivative liability	0	$ 12
Other current assets [member] | Not designated as hedging instrument [member] | Foreign exchange forward contracts [member]
Derivatives, Fair Value [Line Items]
Derivative asset	1	3	1
Accounts payable, accrued expenses and other [member] | Not designated as hedging instrument [member] | Foreign exchange forward contracts [member]
Derivatives, Fair Value [Line Items]
Derivative liability	$ 1	$ 4	$ 1